Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 659	$ (52)	$ 2,539	$ 1,450	$ 1,100	$ (2,383)
Effective tax rate	(0.19%)	0.02%	(0.53%)	(0.23%)	(0.12%)	0.78%